Label	Element	Value
Ashmore Emerging Markets Small-Cap Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Ashmore Emerging Markets Small-Cap Equity Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
The tables below describe the fees and expenses that you may pay if you buy, hold, and sell Class A, Class C or Institutional Class Shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts on a purchase of Class A Shares if you and your family invest, or agree to invest in the future, at least $100,000 in Class A Shares of the Funds. More information about these and other discounts is available in the “Classes of Shares” section beginning on page 135 of the Fund’s prospectus or from your financial intermediary. Investors investing in the Fund through an intermediary should consult “Appendix A—Intermediary-Specific Sales Waivers”, which includes information regarding broker-defined sales charges and related discount policies that apply to purchases through certain intermediaries.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees(fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses(Expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2026
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Examples, adversely affect the Fund’s investment performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 78% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	78.00%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	For Class A Shares, the CDSC is imposed only where shares are purchased without a front-end sales charge and subsequently redeemed within eighteen months of purchase. For Class C Shares, the CDSC is imposed only on shares redeemed within one year of purchase.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on a purchase of Class A Shares if you and your family invest, or agree to invest in the future, at least $100,000 in Class A Shares of the Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 100,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Examples
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
These Examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares of the Fund for the time periods indicated, your investment has a 5% return each year and the Fund’s operating expenses remain the same. Class C Shares automatically convert to Class A Shares after eight years. The expense example for Class C Shares for the ten-year period reflects the conversion to Class A Shares. The Examples are based, for the first year, on Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement and, for all other periods, on Total Annual Fund Operating Expenses. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Example: Assuming you redeem yourshares at the end of each period
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Example: Assuming you donot redeem your shares
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund seeks to achieve its objective by investing at least 80% of its net assets in equity securities and equity-related investments of Small-Capitalization Emerging Market Issuers (as defined below), which may be denominated in any currency, including the local currency of the issuer. The Fund currently defines a Small-Capitalization issuer as any issuer included in the MSCI Emerging Markets Small Cap Index at the time of purchase, as well as any issuer with a market capitalization that is in the lowest 15% of the market capitalization range of issuers included in the MSCI Emerging Markets Investible Market Index at the time of purchase (between $246.86 million and $3.81 billion as of January 1, 2025). An Emerging Market Issuer is an issuer that is located in an Emerging Market Country, or an issuer deriving at least 50% of its revenues or profits from goods produced or sold, investments made, or services performed in one or more Emerging Market Countries or that has at least 50% of its assets in one or more Emerging Market Countries. Emerging Market Country means any country included by the International Monetary Fund in its list of Emerging and Developing Economies, any country which is considered a low-income, lower-middle-income, or upper-middle-income economy by the World Bank, and all countries represented in any widely-recognized index of emerging market securities (e.g., the relevant indices in the family of J.P. Morgan Corporate Emerging Markets Bond Index, J.P. Morgan Emerging Local Markets Index, J.P. Morgan Emerging Markets Bond Index, J.P. Morgan Government Bond Index—Emerging Markets and MSCI Emerging and Frontier Markets Index).
The Fund may invest in equity securities and equity-related investments of all types and denominated in any currency, including voting and non-voting common stock, common stock issued to special shareholder classes, preferred stock, depositary receipts, including global and American depositary receipts, warrants, securities convertible into equity securities, other equity-related investments whose returns vary on the basis of the issuer’s profitability (e.g., participation notes), as well as securities of other investment companies, including exchange-traded funds (“ETFs”) and other pooled vehicles. The Fund may invest through investment funds, pooled accounts or other investment vehicles designed to permit investments in a portfolio of equity securities listed in a particular Emerging Market Country or region, particularly in the case of countries in which such an investment vehicle is the exclusive or main vehicle for foreign portfolio investment. The Fund’s investments may include securities of companies that are in the process of being privatized by a government, securities of companies that are traded in unregulated over-the-counter markets or other types of unlisted securities markets, and unregistered securities issued in private placements. The Fund may also invest in initial public offerings. Although the Fund focuses on Small-Capitalization securities, it reserves the flexibility to invest a portion of its assets in securities of medium-or large-capitalization issuers. The Fund may utilize various derivative instruments and related strategies to gain exposure to one or more issuers or other assets. The Fund may utilize derivatives of all types and may invest in, without limitation, call and put options (including options on futures contracts); futures and forward contracts, including contracts related to currencies; and swap agreements (including total return and interest rate swaps); other related instruments with respect to individual stocks and other securities, indices and baskets of securities, interest rates and currencies; participation notes; structured notes; exchange traded notes; and credit-linked notes as part of its principal investment strategies. The Fund may enter into foreign currency forward contracts as well as foreign currency futures and options contracts with respect to any currency in which it has existing investments or has contracted to make investments in an attempt to hedge currency exchange risk. The Fund expects to primarily use derivatives for hedging or efficient portfolio management purposes, but may also use them to increase the Fund’s investment exposure beyond that which it could achieve by investing directly in more conventional securities. The Fund may also invest directly in foreign currencies for hedging or other investment purposes.
In managing the Fund’s portfolio, the Investment Manager uses principally a bottom-up approach to identify particular securities for investment within Emerging Market Countries. The Investment Manager’s investment approach is driven by fundamental value and involves a rigorous, systemic and value-oriented security selection process. The portfolio manager analyzes the universe of available Small-Capitalization Emerging Market equity investments in an attempt to identify issuers that are undervalued relative to their long-term growth prospects. Potential candidates are systematically screened for fundamental value based on a number of factors, such as price to earnings ratio, price to future growth ratio, price to book value ratio, price to cash flow ratio, free cash flow, return on equity, debt to equity ratio, earnings growth and earnings momentum. Attractive candidates undergo a more rigorous review to assess the issuer’s long-term prospects, including with respect to management strength, market outlook, competitiveness, regulatory changes, restructuring and expansion plans, profitability, financial viability, interest coverage and hidden assets. As part of this process, the Investment Manager conducts visits to various companies in the small-capitalization segment of Emerging Market Countries and utilizes a proprietary database and earnings forecasts to compare applicable industries and issuers. The screening process is designed, in part, to avoid investments deemed by the portfolio manager to have unacceptable risk factors. The portfolio manager also reviews and takes into account overall Fund exposures to particular Emerging Market Countries and sectors in an effort to construct a portfolio that provides adequate diversification and risk controls. Taking into account the results of this screening process, the portfolio manager selects particular investments designed to produce a diversified equity portfolio of Small-Capitalization Emerging Market Issuers.
The Investment Manager may in its sole discretion consider selling a particular security held in the Fund’s portfolio when the factors that led to its investment change adversely or when a more attractive candidate is identified.
In response to adverse market, economic, political or other conditions, the Fund may deviate from its principal strategies by making temporary investments of some or all of its assets in various instruments, including short-term, high-quality fixed income securities denominated in any currency, including obligations of Emerging Market Issuers and countries, cash, cash equivalents, money market funds, and other similar funds. The Fund may not achieve its investment objective when it does so. The Fund may also invest a portion of its assets in such investments and instruments on a short term or temporary basis to manage its cash positions or otherwise manage the Fund efficiently.
The Fund observes a policy to normally invest at least 80% of its net assets (plus borrowings made for investment purposes) in equity securities and other equity-related investments of Small-Capitalization Emerging Market Issuers. The Fund’s investments in derivatives and other synthetic instruments that have economic characteristics similar to these investments will be counted toward satisfaction of the Fund’s 80% investment policy.
The Investment Manager may engage in active and frequent trading of the Fund’s portfolio securities to achieve the Fund’s investment objective. The Fund may pay transaction costs, such as the brokerage commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Examples, may adversely affect the Fund’s investment performance.

Risk [Heading]	rr_RiskHeading	Principal Risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The bar chart and performance table that follow provide some indication of the risks of investing in the Fund by showing changes in the Fund’s Institutional Class Shares’ performance from year to year and comparing the Fund’s average annual total returns with those of a broad-based market index and an additional index. Effective December 12, 2024, the MSCI Emerging Markets Net Index replaced the MSCI Emerging Markets Small Cap Index as the Fund’s broad-based securities market index in accordance with new regulatory disclosure requirements. The MSCI Emerging Markets Small Cap Index is included as an additional index for the Fund because the Adviser believes it more closely reflects the market segments in which the Fund invests.
The bar chart and the information immediately below it show only the performance of the Fund’s Institutional Class Shares. Although Class A and Class C Shares would have similar annual returns (because all the Fund’s shares represent interests in the same portfolio of securities), Class A and Class C performance would be lower than Institutional Class performance because of the lower expenses paid by Institutional Class Shares of the Fund. The bar chart does not reflect any sales loads applicable to Class A or Class C Shares. The performance shown in the bar chart would be lower if it reflected sales charges applicable to Class A and Class C Shares. Performance for Class A and Class C Shares in the Average Annual Total Returns table reflects the impact of sales charges. You may obtain the Fund’s updated performance information by visiting the website at www.ashmoregroup.com or by calling 866-876-8294. As with all mutual funds, the Fund’s past performance (before and after taxes) does not predict how the Fund will perform in the future.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table that follow provide some indication of the risks of investing in the Fund by showing changes in the Fund’s Institutional Class Shares’ performance from year to year and comparing the Fund’s average annual total returns with those of a broad-based market index and an additional index.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The MSCI Emerging Markets Small Cap Index is included as an additional index for the Fund because the Adviser believes it more closely reflects the market segments in which the Fund invests.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	866-876-8294
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.ashmoregroup.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	As with all mutual funds, the Fund’s past performance (before and after taxes) does not predict how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Return—Institutional Class Ashmore Emerging Markets Small-Cap Equity Fund % Total Return
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart does not reflect any sales loads applicable to Class A or Class C Shares.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	The best calendar quarter return during the period shown above was 41.15% in the second quarter of 2020; the worst was (28.80)% in the first quarter of 2020.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Return(For the period ended December 31, 2024)
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	Performance for Class A and Class C Shares in the Average Annual Total Returns table reflects the impact of sales charges.
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	Effective December 12, 2024, the MSCI Emerging Markets Net Index replaced the MSCI Emerging Markets Small Cap Index as the Fund’s broad-based securities market index in accordance with new regulatory disclosure requirements.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Institutional Class Shares only and will vary for Class A and Class C Shares.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Institutional Class Shares only and will vary for Class A and Class C Shares.

Ashmore Emerging Markets Small-Cap Equity Fund | Risk Lose Money [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	It is possible to lose money on an investment in the Fund.
Ashmore Emerging Markets Small-Cap Equity Fund | Risk Not Insured Depository Institution [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Ashmore Emerging Markets Small-Cap Equity Fund | Small and Mid Sized Companies Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
•
Small and Mid-Sized Companies Risk: Investments in securities issued by small and mid-sized companies tend to be more vulnerable to adverse developments than larger companies, and may present increased volatility and liquidity risk;

Ashmore Emerging Markets Small-Cap Equity Fund | Equity Securities Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
•	Equity Securities Risk: Equity securities may react more strongly to changes in an issuer’s financial condition or prospects than other securities of the same issuer;

Ashmore Emerging Markets Small-Cap Equity Fund | Emerging Markets Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
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Emerging Markets Risk: Compared to foreign developed markets, investing in emerging markets may involve heightened volatility, greater political, regulatory, legal and economic uncertainties, less liquidity, dependence on particular commodities or international aid, high levels of inflation, greater custody risk, and certain special risks associated with smaller companies;

Ashmore Emerging Markets Small-Cap Equity Fund | Foreign Investment Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
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Foreign Investment Risk: Investments in foreign (non-U.S.) issuers, directly or through use of depositary receipts, may be negatively affected by adverse political, regulatory, economic, market or other developments affecting issuers located in foreign countries, currency exchange rates or regulations, or foreign withholding or other taxes, and investing in foreign securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. issuers;

Ashmore Emerging Markets Small-Cap Equity Fund | Focused Investment Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
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Focused Investment Risk: Focusing a fund’s investments in a limited number of issuers, sectors or industries increases risk and the volatility of the value of a fund’s shares. The Fund may be particularly susceptible to economic, political, regulatory or other events affecting the issuers, sectors or industries to the extent it focuses its investments;

Ashmore Emerging Markets Small-Cap Equity Fund | Geographic Focus Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
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Geographic Focus Risk: The Fund may be particularly susceptible to economic, political or regulatory events affecting particular countries or regions to the extent the Fund focuses its investments in such countries or regions;

Ashmore Emerging Markets Small-Cap Equity Fund | Convertible Securities Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
•
Convertible Securities Risk: Securities that are convertible into preferred or common stocks are subject to the risks of both debt and equity securities and the risk of changing in value at a different rate than the underlying stocks. Convertible securities are subject to greater levels of credit and liquidity risk, may be speculative and may decline in value due to changes in interest rates or an issuer’s or counterparty’s deterioration or default;

Ashmore Emerging Markets Small-Cap Equity Fund | Counterparty and Third Party Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
•
Counterparty and Third-Party Risk: Transactions involving a counterparty to a derivative contract, repurchase agreement, reverse repurchase agreement, or other financial instrument, or to a third-party responsible for servicing the instrument, are subject to the credit risk of the counterparty or third-party, and to the counterparty’s or third‑party’s ability to perform in accordance with the terms of the transaction;

Ashmore Emerging Markets Small-Cap Equity Fund | Credit Risks [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
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Credit Risk: The Fund could lose money if the issuer or counterparty is unable or unwilling to meet its financial obligations, and the lack of ability, or perceived lack of ability, of the issuer to make timely payments of interest and/or principal will negatively affect the value of the security or instrument;

Ashmore Emerging Markets Small-Cap Equity Fund | Currency Management Strategies Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
•
Currency Management Strategies Risk: Currency management strategies, including the use of forward currency contracts and other derivatives, may substantially change the Fund’s exposure to currencies and currency exchange rates and could result in losses to the Fund if currencies do not perform as the Investment Manager anticipates;

Ashmore Emerging Markets Small-Cap Equity Fund | Currency Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
•
Currency Risk: Foreign (non-U.S.) currencies may decline in value relative to the U.S. dollar and adversely affect the value of the Fund’s investments in foreign currencies, securities denominated in foreign currencies or derivatives that provide exposure to foreign currencies;

Ashmore Emerging Markets Small-Cap Equity Fund | Derivatives Risks [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
•
Derivatives Risk: Investing in derivative instruments may be considered risky and involves correlation, documentation, interest rate, leverage, liquidity, market, management, interest rate and valuation risks and the risk of losing more than the principal amount invested;

Ashmore Emerging Markets Small-Cap Equity Fund | Inflation Deflation Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
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Inflation/Deflation Risk: The value of the Fund’s investments may decline as inflation reduces the value of money; conversely, if deflation reduces prices throughout the economy there may be an adverse effect on the creditworthiness of issuers in whose securities the Fund invests and an increase in the likelihood of issuer defaults;

Ashmore Emerging Markets Small-Cap Equity Fund | Interest Rate Risks [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
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Interest Rate Risk: Debt and other securities and instruments may decline in value due to changes in interest rates, the extended duration of principal payments at below-market interest rates, and/or prepayment. The value of most fixed income securities will generally decline in response to increases in interest rates;

Ashmore Emerging Markets Small-Cap Equity Fund | Investments in Pooled Vehicles Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
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Investments in Pooled Vehicles Risk: Investing in another investment company or pooled vehicle subjects the Fund to that company’s risks, and, in general, to a pro rata portion of that company’s fees and expenses in addition to fees and expenses charged by the Fund;

Ashmore Emerging Markets Small-Cap Equity Fund | IPO Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
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IPO Risk: Securities offered in initial public offerings (IPOs) are subject to many of the same risks of investing in small companies and often to a heightened degree, their values may be highly volatile, they have no trading history and information about the issuer may have been available for only limited periods;

Ashmore Emerging Markets Small-Cap Equity Fund | Issuer Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
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Issuer Risk: The value of a security or instrument may decline for reasons directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services;

Ashmore Emerging Markets Small-Cap Equity Fund | Large Shareholder Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
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Large Shareholder Risk: Shareholders of the Fund, such as institutional investors, may disrupt the efficient management of the Fund’s operations by purchasing or redeeming Fund shares in large amounts;

Ashmore Emerging Markets Small-Cap Equity Fund | Leverage Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
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Leverage Risk: Use of leverage, including through borrowings, derivatives and reverse repurchase agreements, will increase volatility of the Fund’s investment portfolio and magnify the Fund’s investment losses or gains;

Ashmore Emerging Markets Small-Cap Equity Fund | Liquidity Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
•	Liquidity Risk: Illiquid securities and other instruments may be highly volatile, difficult to value, and difficult to sell or close out at favorable prices or times;

Ashmore Emerging Markets Small-Cap Equity Fund | Management Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
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Management Risk: The Fund’s investment return depends on the ability of the Investment Manager to manage the Fund’s portfolio successfully; there is a risk that the Investment Manager may be incorrect in its analysis of economic trends, currencies, countries, industries, companies, and the relative attractiveness of asset classes or other matters;

Ashmore Emerging Markets Small-Cap Equity Fund | Market Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
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Market Risk: The value of securities and instruments owned by the Fund may rise and fall, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries or geographic areas, including terrorism, war, natural disasters and the spread of infectious disease including epidemics or pandemics;

Ashmore Emerging Markets Small-Cap Equity Fund | Over the Counter Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
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Over-the-Counter Risk: Securities and derivatives traded in over-the-counter markets may trade less frequently and in limited volumes and thus exhibit more volatility and liquidity risk, and the prices paid by the Fund in over-the-counter transactions may include an undisclosed dealer markup;

Ashmore Emerging Markets Small-Cap Equity Fund | Portfolio Turnover Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
•	Portfolio Turnover Risk: If the Fund frequently trades its securities, this will increase transaction costs, may result in taxable capital gains, and may reduce the Fund’s investment performance; and

Ashmore Emerging Markets Small-Cap Equity Fund | Valuation Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
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Valuation Risk: Certain securities and instruments may be difficult to value, and to the extent the Fund sells a security or instrument at a price lower than that used to value the security, its net asset value will be adversely affected.

Ashmore Emerging Markets Small-Cap Equity Fund | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.25%
Maximum Deferred Sales Charge (CDSC) (Load) (as a percentage of the lower of original purchase price or NAV)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	1.25%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	1.69%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.19%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.64%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.55%
1 year	rr_ExpenseExampleYear01	$ 674
3 years	rr_ExpenseExampleYear03	1,311
5 years	rr_ExpenseExampleYear05	1,971
10 years	rr_ExpenseExampleYear10	3,728
1 year	rr_ExpenseExampleNoRedemptionYear01	674
3 years	rr_ExpenseExampleNoRedemptionYear03	1,311
5 years	rr_ExpenseExampleNoRedemptionYear05	1,971
10 years	rr_ExpenseExampleNoRedemptionYear10	$ 3,728
1-Year	rr_AverageAnnualReturnYear01	(2.08%)
5-Year	rr_AverageAnnualReturnYear05	7.19%
10-Year	rr_AverageAnnualReturnYear10	5.47%	[3]
Ashmore Emerging Markets Small-Cap Equity Fund | Class C Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (CDSC) (Load) (as a percentage of the lower of original purchase price or NAV)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	1.25%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	1.72%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.97%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.67%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	2.30%
1 year	rr_ExpenseExampleYear01	$ 333
3 years	rr_ExpenseExampleYear03	1,057
5 years	rr_ExpenseExampleYear05	1,898
10 years	rr_ExpenseExampleYear10	3,909
1 year	rr_ExpenseExampleNoRedemptionYear01	233
3 years	rr_ExpenseExampleNoRedemptionYear03	1,057
5 years	rr_ExpenseExampleNoRedemptionYear05	1,898
10 years	rr_ExpenseExampleNoRedemptionYear10	$ 3,909
1-Year	rr_AverageAnnualReturnYear01	1.59%
5-Year	rr_AverageAnnualReturnYear05	7.61%
10-Year	rr_AverageAnnualReturnYear10	5.42%	[3]
Ashmore Emerging Markets Small-Cap Equity Fund | Institutional Class Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (CDSC) (Load) (as a percentage of the lower of original purchase price or NAV)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	1.25%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	1.72%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.97%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.67%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.30%
1 year	rr_ExpenseExampleYear01	$ 132
3 years	rr_ExpenseExampleYear03	761
5 years	rr_ExpenseExampleYear05	1,415
10 years	rr_ExpenseExampleYear10	3,171
1 year	rr_ExpenseExampleNoRedemptionYear01	132
3 years	rr_ExpenseExampleNoRedemptionYear03	761
5 years	rr_ExpenseExampleNoRedemptionYear05	1,415
10 years	rr_ExpenseExampleNoRedemptionYear10	$ 3,171
2015	rr_AnnualReturn2015	(3.78%)
2016	rr_AnnualReturn2016	9.33%
2017	rr_AnnualReturn2017	28.90%
2018	rr_AnnualReturn2018	(22.01%)
2019	rr_AnnualReturn2019	15.24%
2020	rr_AnnualReturn2020	43.40%
2021	rr_AnnualReturn2021	11.93%
2022	rr_AnnualReturn2022	(24.27%)
2023	rr_AnnualReturn2023	20.07%
2024	rr_AnnualReturn2024	3.55%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	best
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	41.15%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	worst
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(28.80%)
1-Year	rr_AverageAnnualReturnYear01	3.55%
5-Year	rr_AverageAnnualReturnYear05	8.61%
10-Year	rr_AverageAnnualReturnYear10	6.30%
Ashmore Emerging Markets Small-Cap Equity Fund | Return after taxes on distributions | Institutional Class Shares
Risk/Return:	rr_RiskReturnAbstract
1-Year	rr_AverageAnnualReturnYear01	3.55%
5-Year	rr_AverageAnnualReturnYear05	8.60%
10-Year	rr_AverageAnnualReturnYear10	6.15%
Ashmore Emerging Markets Small-Cap Equity Fund | Return after taxes on distributions and sale of Fund shares | Institutional Class Shares
Risk/Return:	rr_RiskReturnAbstract
1-Year	rr_AverageAnnualReturnYear01	2.10%
5-Year	rr_AverageAnnualReturnYear05	6.82%
10-Year	rr_AverageAnnualReturnYear10	5.04%
Ashmore Emerging Markets Small-Cap Equity Fund | MSCI Emerging Markets Net Index (reflects no deduction for fees or expenses) | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
1-Year	rr_AverageAnnualReturnYear01	7.50%
5-Year	rr_AverageAnnualReturnYear05	1.70%
10-Year	rr_AverageAnnualReturnYear10	3.63%
Ashmore Emerging Markets Small-Cap Equity Fund | MSCI Emerging Markets Net Index (reflects no deduction for fees or expenses) | Class C Shares
Risk/Return:	rr_RiskReturnAbstract
1-Year	rr_AverageAnnualReturnYear01	7.50%
5-Year	rr_AverageAnnualReturnYear05	1.70%
10-Year	rr_AverageAnnualReturnYear10	3.63%
Ashmore Emerging Markets Small-Cap Equity Fund | MSCI Emerging Markets Net Index (reflects no deduction for fees or expenses) | Institutional Class Shares
Risk/Return:	rr_RiskReturnAbstract
1-Year	rr_AverageAnnualReturnYear01	7.50%
5-Year	rr_AverageAnnualReturnYear05	1.70%
10-Year	rr_AverageAnnualReturnYear10	3.63%
Ashmore Emerging Markets Small-Cap Equity Fund | MSCI Emerging Markets Small Cap Index (reflects no deduction for fees or expenses) | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
1-Year	rr_AverageAnnualReturnYear01	4.79%
5-Year	rr_AverageAnnualReturnYear05	8.55%
10-Year	rr_AverageAnnualReturnYear10	5.72%
Ashmore Emerging Markets Small-Cap Equity Fund | MSCI Emerging Markets Small Cap Index (reflects no deduction for fees or expenses) | Class C Shares
Risk/Return:	rr_RiskReturnAbstract
1-Year	rr_AverageAnnualReturnYear01	4.79%
5-Year	rr_AverageAnnualReturnYear05	8.55%
10-Year	rr_AverageAnnualReturnYear10	5.72%
Ashmore Emerging Markets Small-Cap Equity Fund | MSCI Emerging Markets Small Cap Index (reflects no deduction for fees or expenses) | Institutional Class Shares
Risk/Return:	rr_RiskReturnAbstract
1-Year	rr_AverageAnnualReturnYear01	4.79%
5-Year	rr_AverageAnnualReturnYear05	8.55%
10-Year	rr_AverageAnnualReturnYear10	5.72%

[1]
For Class A Shares, the CDSC is imposed only where shares are purchased without a front-end sales charge and subsequently redeemed within eighteen months of purchase. For Class C Shares, the CDSC is imposed only on shares redeemed within one year of purchase.

[2]
Ashmore Investment Advisors Limited has contractually agreed to waive its fees or reimburse the Fund for other expenses to the extent that Total Annual Fund Operating Expenses (other than Acquired Fund Fees and Expenses, interest expense, taxes, extraordinary expenses, custodial credits, transfer agency credits, legal expenses of the Independent Trustees, and expense offset arrangements) for the Fund’s Class A Shares exceed 1.52%, for the Fund’s Class C Shares exceed 2.27% and for the Fund’s Institutional Class Shares exceed 1.27% of the Fund’s average daily net assets attributable to the share class (the “Expense Limitation Agreement”). The expense limitation arrangement may be terminated before February 28, 2026 only by the Board of Trustees. Under the Expense Limitation Agreement, the Investment Manager may recoup any amounts waived or reimbursed for 36 months following the end of the month when the waiver or reimbursement occurred, provided total expenses, including such recoupment, do not exceed the applicable annual expense limit, and further that expenses may be recouped only if and to the extent that the expense ratio at the time of such recoupment is less than the annual expense limit in place at the time such expenses were waived or reimbursed.

[3]	Class C Shares performance reflects conversion to Class A Shares after eight years.